Investment Objectives and Goals	Jan. 01, 2026
Virtus SGA International Growth Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus SGA International Growth Series
VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Tactical Allocation Series